Schedule of related party balances (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Seamless Group Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due from related parties		$ 26,000,000
Sino Dynamic Solutions Limited [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due from related parties		7,148,208
Amounts due to related parties	365,210	4,130,912
Sino Dynamic Solutions Limited [Member] | Seamless Group Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due from related parties		7,148,208	$ 4,382,762
Amounts due to related parties		4,130,912	1,245,564
The Wall Street Factory Limited [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due from related parties	1,923,357
Dynamic FinTech Group (HK) Limited [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due from related parties	1,231,207
Others [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due from related parties	676,631	139,168
Amounts due to related parties	1,793,723	1,003,924
Others [Member] | Seamless Group Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due from related parties		139,168	100,466
Amounts due to related parties		1,003,924	1,006,991
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due from related parties	3,831,195	7,287,376
Amounts due to related parties	78,469,376	86,488,519
Related Party [Member] | Seamless Group Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due from related parties		7,287,376	4,483,228
Amounts due to related parties		86,488,519	83,757,317
Regal Planet Limited [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due to related parties	48,461,156	48,654,398
Regal Planet Limited [Member] | Seamless Group Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due to related parties		48,654,398	49,079,276
GEA Limited [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due to related parties	10,326,867
Mr Alexander Kong [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due to related parties	1,436,959	114,374
Mr Alexander Kong [Member] | Seamless Group Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due to related parties		114,374	114,508
Ripple Lab Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due to related parties	$ 16,085,461	32,584,911
Ripple Lab Inc [Member] | Seamless Group Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due to related parties		32,584,911	32,310,978
P T WalletKu Indompet Indonesia [Member] | Seamless Group Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due from related parties